SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)		12 Months Ended
	Oct. 11, 2023	Dec. 31, 2023 USD ($) vote segment $ / shares	Dec. 31, 2022 USD ($)	Dec. 09, 2022 USD ($) shares	May 25, 2022 USD ($) shares	Dec. 31, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Retained earnings		$ (945,000,000)	$ (310,000,000)
Accumulated other comprehensive loss, net of taxes		$ 120,000,000	523,000,000
Observable tenor		30 years
Net premium ratio cap		100.00%
Limit of share of profits on participating policies			$ 0.0005
Number of reportable segments | segment		3
Trade name | American National
Property, Plant and Equipment [Line Items]
Intangible asset useful life		10 years
Trade name | Argo Group International Holdings
Property, Plant and Equipment [Line Items]
Intangible asset useful life		5 years
Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life of real estate assets		15 years
Estimated useful lives of property and equipment		3 years
Minimum | Distributor relationships
Property, Plant and Equipment [Line Items]
Intangible asset useful life		15 years
Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life of real estate assets		50 years
Estimated useful lives of property and equipment		30 years
Share of profits on participating policies (limited to)		10.00%
Maximum | Distributor relationships
Property, Plant and Equipment [Line Items]
Intangible asset useful life		20 years
Class A exchangeable shares
Property, Plant and Equipment [Line Items]
Economic return equivalent		1
Conversion ratio	1	1
Number of votes | vote		1
Class A-1 exchangeable shares
Property, Plant and Equipment [Line Items]
Conversion ratio	1	1
Brookfield Corporation
Property, Plant and Equipment [Line Items]
Conversion ratio		1
Class B shares
Property, Plant and Equipment [Line Items]
Number of votes | vote		1
Preferred Class A
Property, Plant and Equipment [Line Items]
Preferred stock issued (in shares) | shares				2,108,733	98,351,547
Carrying Value				$ 53,000,000	$ 2,500,000,000
Redemption price (in dollars per share) | $ / shares		$ 25
Fixed cumulative preferential cash dividend		4.50%
Dividends accrued and unpaid demand		50 years
Adjustment
Property, Plant and Equipment [Line Items]
Retained earnings						$ 1,000,000
Accumulated other comprehensive loss, net of taxes						$ 135,000,000